Summary Of Significant Accounting Policies (Schedule Of Management Fees) (Details) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Summary Of Significant Accounting Policies [Line Items]
Management Fees	$ 2,646,789	$ 2,947,702
U.S. Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Management Fees	2,406,417	2,344,823
Cayman Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Management Fees	184,492	177,682
Cayman SPC Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Management Fees		367,859
Other [Member]
Summary Of Significant Accounting Policies [Line Items]
Management Fees	$ 55,880	$ 57,338